Contract Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities (Details) [Line Items]
Deferred revenue	¥ 6,621,018	¥ 4,061,794
Deferred revenue recognized	1,349,357	750,618
Contract liabilities	5,271,661	3,311,176
Revenue recognized contract liability	¥ 21,880,042	¥ 13,829,722
Minimum [Member]
Contract Liabilities (Details) [Line Items]
Number of years expected to be recognized	2 years	2 years
Maximum [Member]
Contract Liabilities (Details) [Line Items]
Number of years expected to be recognized	10 years	10 years